Pay vs Performance Disclosure		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
		Jan. 03, 2026	Dec. 31, 2022	Jun. 30, 2022	Sep. 30, 2025	Jan. 03, 2026 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our principal executive officers (the “PEOs”) and the average compensation for our other named executive officers (“NEOs”), both as reported in the Summary Compensation Table on page 51 of this Proxy Statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of 2025, 2024, 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income and CFROI.
Pay Versus Performance

	James M. Loree		Donald Allan, Jr.		Christopher J. Nelson				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (GAAP) in millions	CFROI
2025	n/a	n/a	$14,485,454	$10,261,990	$7,656,246	$6,320,965	$3,614,409	$1,670,465	$51	$224	$401.9	8.7%
2024	n/a	n/a	$16,000,281	$7,767,041	n/a	n/a	$5,220,724	$2,548,571	$51	$175	$294.3	9.4%
2023	n/a	n/a	$13,877,644	$14,893,456	n/a	n/a	$5,924,460	$6,500,142	$60	$141	$(310.5)	10.8%
2022	$13,625,418	$(10,577,275)	$8,093,256	$(3,215,054)	n/a	n/a	$2,787,366	$(1,031,574)	$44	$119	$1,062.5	(4.2)%
2021	$13,159,209	$11,587,123	n/a	n/a	n/a	n/a	$3,655,494	$3,504,244	$107	$119	$1,689.2	5.8%

Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for non-PEO NEOs. Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2025	Christopher J. Nelson and Donald Allan, Jr.	Patrick D. Hallinan, William D. Beck, Agustin Lopez Diaz, Deborah K. Wintner, Tamer K. Abuaita, Janet M. Link
2024	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, Janet M. Link and Christopher J. Nelson
2023	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, John T. Lucas, Christopher J. Nelson and Corbin B. Walburger
2022	Donald Allan, Jr. and James M. Loree	Corbin B. Walburger, Janet M. Link, Robert H. Raff and John H. Wyatt
2021	James M. Loree	Donald Allan, Jr., Janet M. Link, Jaime A. Ramirez and John H. Wyatt

Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2025, 2024, 2023, 2022 and 2021 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see Compensation Discussion & Analysis beginning on page 27 of this Proxy Statement.

	PEO (Nelson)	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2025	$7,656,246	$14,485,454	$3,614,409
Less, value of equity awards reported in the Summary Compensation Table	$(5,286,268)	$(11,000,020)	$(2,558,305)
Add, year-end value of equity awards granted in 2025 that are unvested and outstanding	$5,197,424	$9,248,506	$1,667,810
Add, change in fair value (from prior year-end to year-end) of prior year equity awards that are unvested and outstanding	$(969,296)	$(2,580,929)	$(256,273)
Add, year-end fair market value of equity awards granted in 2025 and that vested in 2025	$0	$0	$0
Add, change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in 2025	$(277,141)	$108,979	$(24,047)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2025	$0	$0	$ (773,129)
Add, dividends and dividend equivalent payments paid during 2025 on unvested equity awards	$0	$0	$0
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$0	$0	$0
Add, service cost for defined benefit and pension plans	$0	$0	$0
Add, prior service cost for defined benefit and pension plans	$0	$0	$0
Compensation Actually Paid for Fiscal Year 2025	$6,320,965	$10,261,990	$1,670,465

The assumptions used to calculate the fair values set forth in the table above are computed in accordance with ASC 718 and did not differ materially from those used to calculate the grant date fair value for each award.
Value of Initial Fixed $100 Investment Based On Total Shareholder Return and Peer Group Total Shareholder Return. TSR is cumulative for the measurement periods beginning on January 2, 2021, and ending on January 3, 2026, December 28, 2024, December 30, 2023, December 31, 2022, and January 1, 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 500 Capital Goods Index peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended January 3, 2026.
Net Income (GAAP). Reflects “Net Income” as reported under the caption “Net Earnings (Loss) Attributable to Stanley Black & Decker, Inc.” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended January 3, 2026, December 28, 2024, December 30, 2023, December 31, 2022 and January 1, 2022. Net Income is inclusive of the results of discontinued operations. The 2022, 2023 and 2024 Net Income reflects an $884.9 million after-tax gain, $(28.8) million after-tax loss and an $8.0 million after-tax gain on sale of the Security business, respectively.
CFROI. CFROI is used as a metric in the Company’s long-term incentive award program and represented the highest weighted metric for those awards at 40% (for the 2025–2027 LTIP PSU cycle, CFROI was reduced from a 40% to 30% weighting as described in “2025 & 2026 Compensation Program Design Changes” on page 32). CFROI is calculated as cash from operations plus after-tax interest expense, divided by the two-point average (beginning and end of the year) of debt plus equity. CFROI has been adjusted, consistent with the terms of grant, to exclude the impact of certain gains and charges for comparability to originally established goals. Additionally, CFROI for 2025 performance under the 2023-2025 LTIP performance cycle was further adjusted, consistent with the terms of grant, to add back pro-forma impacts related to a divested business for comparability to originally established goals. The 2025 CFROI performance under the 2023-2025 LTIP performance cycle was below threshold on both a GAAP and non-GAAP basis. The CFROI results reported for 2025, 2024 and 2023 represent the CFROI results achieved under the 2023–2025, 2022–2024 and 2021–2023 LTIP PSU cycles, respectively. The CFROI results reported for 2022 and 2021 represent the CFROI results achieved under the 2020-2022 LTIP PSU cycle, as reported in the Company’s Proxy Statement for the 2023 Annual Meeting of Shareholders. The CFROI results presented above may differ from the CFROI results reported for the corresponding year under different LTIP cycles due to differing assumptions based on expected Non-GAAP adjustments at the time of the establishment of the respective CFROI goals at the beginning of each applicable LTIP cycle. See “LTIP Performance Goals and Performance Period Results” on page 44 for additional information. See Appendix A for a calculation of CFROI and reconciliation to respective GAAP measures.

Company Selected Measure Name						CFROI
Named Executive Officers, Footnote
Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for non-PEO NEOs. Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2025	Christopher J. Nelson and Donald Allan, Jr.	Patrick D. Hallinan, William D. Beck, Agustin Lopez Diaz, Deborah K. Wintner, Tamer K. Abuaita, Janet M. Link
2024	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, Janet M. Link and Christopher J. Nelson
2023	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, John T. Lucas, Christopher J. Nelson and Corbin B. Walburger
2022	Donald Allan, Jr. and James M. Loree	Corbin B. Walburger, Janet M. Link, Robert H. Raff and John H. Wyatt
2021	James M. Loree	Donald Allan, Jr., Janet M. Link, Jaime A. Ramirez and John H. Wyatt

Peer Group Issuers, Footnote
Value of Initial Fixed $100 Investment Based On Total Shareholder Return and Peer Group Total Shareholder Return. TSR is cumulative for the measurement periods beginning on January 2, 2021, and ending on January 3, 2026, December 28, 2024, December 30, 2023, December 31, 2022, and January 1, 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 500 Capital Goods Index peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended January 3, 2026.

Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2025, 2024, 2023, 2022 and 2021 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see Compensation Discussion & Analysis beginning on page 27 of this Proxy Statement.

	PEO (Nelson)	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2025	$7,656,246	$14,485,454	$3,614,409
Less, value of equity awards reported in the Summary Compensation Table	$(5,286,268)	$(11,000,020)	$(2,558,305)
Add, year-end value of equity awards granted in 2025 that are unvested and outstanding	$5,197,424	$9,248,506	$1,667,810
Add, change in fair value (from prior year-end to year-end) of prior year equity awards that are unvested and outstanding	$(969,296)	$(2,580,929)	$(256,273)
Add, year-end fair market value of equity awards granted in 2025 and that vested in 2025	$0	$0	$0
Add, change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in 2025	$(277,141)	$108,979	$(24,047)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2025	$0	$0	$ (773,129)
Add, dividends and dividend equivalent payments paid during 2025 on unvested equity awards	$0	$0	$0
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$0	$0	$0
Add, service cost for defined benefit and pension plans	$0	$0	$0
Add, prior service cost for defined benefit and pension plans	$0	$0	$0
Compensation Actually Paid for Fiscal Year 2025	$6,320,965	$10,261,990	$1,670,465

Non-PEO NEO Average Total Compensation Amount						$ 3,614,409	$ 5,220,724	$ 5,924,460	$ 2,787,366	$ 3,655,494
Non-PEO NEO Average Compensation Actually Paid Amount						$ 1,670,465	2,548,571	6,500,142	(1,031,574)	3,504,244
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2025, 2024, 2023, 2022 and 2021 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see Compensation Discussion & Analysis beginning on page 27 of this Proxy Statement.

	PEO (Nelson)	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2025	$7,656,246	$14,485,454	$3,614,409
Less, value of equity awards reported in the Summary Compensation Table	$(5,286,268)	$(11,000,020)	$(2,558,305)
Add, year-end value of equity awards granted in 2025 that are unvested and outstanding	$5,197,424	$9,248,506	$1,667,810
Add, change in fair value (from prior year-end to year-end) of prior year equity awards that are unvested and outstanding	$(969,296)	$(2,580,929)	$(256,273)
Add, year-end fair market value of equity awards granted in 2025 and that vested in 2025	$0	$0	$0
Add, change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in 2025	$(277,141)	$108,979	$(24,047)
Less, prior year-end fair value of prior year equity awards that failed to vest in 2025	$0	$0	$ (773,129)
Add, dividends and dividend equivalent payments paid during 2025 on unvested equity awards	$0	$0	$0
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$0	$0	$0
Add, service cost for defined benefit and pension plans	$0	$0	$0
Add, prior service cost for defined benefit and pension plans	$0	$0	$0
Compensation Actually Paid for Fiscal Year 2025	$6,320,965	$10,261,990	$1,670,465

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, Company TSR and Peer Group TSR
The chart below describes the relationship between the Company’s TSR and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree and for 2025 is the sum of the compensation actually paid to Mr. Nelson and Mr. Allan) and the average amount of compensation paid to non-PEO NEOs, as well as between the Company’s TSR and the TSR of the Company’s peer group, the S&P 500 Capital Goods Index. Compensation actually paid generally aligns with the Company’s TSR over the five years presented in the table because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The chart below describes the relationship between net income and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree and for 2025 is the sum of the compensation actually paid to Mr. Nelson and Mr. Allan) and the average amount of compensation paid to non-PEO NEOs. As demonstrated by the following table, the amount of compensation actually paid to our CEO and the average compensation paid to our Non-PEO NEOs was generally aligned to our net income in 2020, 2021, 2024 and 2025. In 2022, net income included a non-recurring $884.9 million after-tax gain on the Security divestiture reported in discontinued operations and the compensation actually paid, as reported, was negative primarily due to the 2022 decline in the company stock price. In 2023, the divergence in net income versus compensation actually paid primarily pertained to appreciation in the company stock price in 2023, as well as $566.2 million of Non-GAAP adjustments, principally related to asset impairment charges and supply chain transformation costs included in net income but excluded from the incentive compensation program payouts, along with the strategic choice to prioritize inventory reductions which impacted gross margin and net income despite improved gross margin performance relative to 2022. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is somewhat correlated with the Adjusted EPS measure, which is used in the MICP and LTIP PSUs for the 2022–2024 and prior cycle.
However, the Adjusted EPS measure utilized in the incentive programs excludes Non-GAAP adjustments, and therefore excludes the after-tax gain and loss on the Security business divestiture reported in discontinued operations in 2022 and 2023, respectively, which are included in net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and CFROI
The chart below describes the relationship between the Company-selected performance measure of CFROI and compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree and for 2025 is the sum of the compensation actually paid to Mr. Nelson and Mr. Allan) and the average amount of compensation paid to non-PEO NEOs, showing alignment over the five years presented in the table.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, Company TSR and Peer Group TSR
The chart below describes the relationship between the Company’s TSR and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree and for 2025 is the sum of the compensation actually paid to Mr. Nelson and Mr. Allan) and the average amount of compensation paid to non-PEO NEOs, as well as between the Company’s TSR and the TSR of the Company’s peer group, the S&P 500 Capital Goods Index. Compensation actually paid generally aligns with the Company’s TSR over the five years presented in the table because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock performance.

Tabular List, Table
Most Important Financial Performance Measures

Performance Measures
CFROI* Adjusted EPS* Adjusted Gross Margin Rate* Free Cash Flow Dollars* Adjusted EBITDA*

*	Non-GAAP financial measure. See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.

Total Shareholder Return Amount						$ 51	51	60	44	107
Peer Group Total Shareholder Return Amount						224	175	141	119	119
Net Income (Loss)						$ 401,900,000	$ 294,300,000	$ (310,500,000)	$ 1,062,500,000	$ 1,689,200,000
Company Selected Measure Amount						0.087	0.094	0.108	(0.042)	0.058
PEO Name		Christopher J. Nelson	Donald Allan, Jr.	James M. Loree	Donald Allan, Jr.		Donald Allan, Jr.	Donald Allan, Jr.		James M. Loree
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax							$ 8,000,000	$ (28,800,000)	$ 884,900,000
CFROI Utilized Percentage		0.40				0.40
CFROI Utilized Percentage, 2025–2027 LTIP PSU Cycle		0.30				0.30
Measure:: 1
Pay vs Performance Disclosure
Name	[1]					CFROI
Non-GAAP Measure Description
CFROI. CFROI is used as a metric in the Company’s long-term incentive award program and represented the highest weighted metric for those awards at 40% (for the 2025–2027 LTIP PSU cycle, CFROI was reduced from a 40% to 30% weighting as described in “2025 & 2026 Compensation Program Design Changes” on page 32). CFROI is calculated as cash from operations plus after-tax interest expense, divided by the two-point average (beginning and end of the year) of debt plus equity. CFROI has been adjusted, consistent with the terms of grant, to exclude the impact of certain gains and charges for comparability to originally established goals. Additionally, CFROI for 2025 performance under the 2023-2025 LTIP performance cycle was further adjusted, consistent with the terms of grant, to add back pro-forma impacts related to a divested business for comparability to originally established goals. The 2025 CFROI performance under the 2023-2025 LTIP performance cycle was below threshold on both a GAAP and non-GAAP basis. The CFROI results reported for 2025, 2024 and 2023 represent the CFROI results achieved under the 2023–2025, 2022–2024 and 2021–2023 LTIP PSU cycles, respectively. The CFROI results reported for 2022 and 2021 represent the CFROI results achieved under the 2020-2022 LTIP PSU cycle, as reported in the Company’s Proxy Statement for the 2023 Annual Meeting of Shareholders. The CFROI results presented above may differ from the CFROI results reported for the corresponding year under different LTIP cycles due to differing assumptions based on expected Non-GAAP adjustments at the time of the establishment of the respective CFROI goals at the beginning of each applicable LTIP cycle. See “LTIP Performance Goals and Performance Period Results” on page 44 for additional information. See Appendix A for a calculation of CFROI and reconciliation to respective GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name	[1]					Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	[1]					Adjusted Gross Margin Rate
Measure:: 4
Pay vs Performance Disclosure
Name	[1]					Free Cash Flow Dollars
Measure:: 5
Pay vs Performance Disclosure
Name	[1]					Adjusted EBITDA
Donald Allan Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 14,485,454	16,000,281	13,877,644	8,093,256
PEO Actually Paid Compensation Amount						10,261,990	$ 7,767,041	$ 14,893,456	(3,215,054)
Christopher J. Nelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						7,656,246
PEO Actually Paid Compensation Amount						6,320,965
James M Loree [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									13,625,418	$ 13,159,209
PEO Actually Paid Compensation Amount									$ (10,577,275)	$ 11,587,123
PEO | Donald Allan Jr [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Donald Allan Jr [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Donald Allan Jr [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Donald Allan Jr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(11,000,020)
PEO | Donald Allan Jr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						9,248,506
PEO | Donald Allan Jr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,580,929)
PEO | Donald Allan Jr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Donald Allan Jr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						108,979
PEO | Donald Allan Jr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Donald Allan Jr [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Christopher J. Nelson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Christopher J. Nelson [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Christopher J. Nelson [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Christopher J. Nelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,286,268)
PEO | Christopher J. Nelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						5,197,424
PEO | Christopher J. Nelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(969,296)
PEO | Christopher J. Nelson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Christopher J. Nelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(277,141)
PEO | Christopher J. Nelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Christopher J. Nelson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,558,305)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,667,810
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(256,273)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(24,047)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(773,129)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 0

[1]
*	Non-GAAP financial measure. See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.